Offsetting of Financial Assets and Financial Liabilities (Information of Offsetting of Financial Assets and Financial Liabilities) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2022	Mar. 31, 2022
Offsetting Financial Assets And Financial Liabilities [Line Items]
Derivative assets, Gross amounts recognized	[1]	¥ 18,030	¥ 9,723
Derivative assets, Gross amounts offset on the balance sheet	[1]	0	0
Derivative assets, Net amounts presented on the balance sheet	[1],[2],[3]	18,030	9,723
Derivative assets, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(13,751)	(7,232)
Derivative assets, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	(1,525)	(891)
Derivative assets, Net amounts	[1]	2,754	1,600
Receivables under resale agreements, Gross amounts recognized	[1]	14,872	12,751
Receivables under resale agreements, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under resale agreements, Net amounts presented on the balance sheet	[1],[2],[6]	14,872	12,751
Receivables under resale agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(13,302)	(11,437)
Receivables under resale agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Receivables under resale agreements, Net amounts	[1]	1,570	1,314
Receivables under securities borrowing transactions, Gross amounts recognized	[1]	2,355	2,339
Receivables under securities borrowing transactions, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under securities borrowing transactions, Net amounts presented on the balance sheet	[1],[2],[7]	2,355	2,339
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(2,309)	(2,299)
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Receivables under securities borrowing transactions, Net amounts	[1]	46	40
Financial assets, Gross amounts recognized, Total	[1]	35,257	24,813
Financial assets, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial assets, Net amounts presented on the balance sheet, Total	[1],[2]	35,257	24,813
Financial assets, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[4],[5]	(29,362)	(20,968)
Financial assets, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[4]	(1,525)	(891)
Financial assets, Net amounts, Total	[1]	4,370	2,954
Derivative liabilities, Gross amounts recognized	[1]	18,294	9,770
Derivative liabilities, Gross amounts offset on the balance sheet	[1]	0	0
Derivative liabilities, Net amounts presented on the balance sheet	[1],[2],[3]	18,294	9,770
Derivative liabilities, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(12,900)	(6,716)
Derivative liabilities, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	(1,924)	(1,329)
Derivative liabilities, Net amounts	[1]	3,470	1,725
Payables under repurchase agreements, Gross amounts recognized	[1]	23,767	20,070
Payables under repurchase agreements, Gross amounts offset on the balance sheet	[1]	0	0
Payables under repurchase agreements, Net amounts presented on the balance sheet	[1],[2],[6]	23,767	20,070
Payables under repurchase agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(22,411)	(19,366)
Payables under repurchase agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Payables under repurchase agreements, Net amounts	[1]	1,356	704
Payables under securities lending transactions, Gross amounts recognized	[1]	1,491	1,361
Payables under securities lending transactions, Gross amounts offset on the balance sheet	[1]	0	0
Payables under securities lending transactions, Net amounts presented on the balance sheet	[1],[2],[7]	1,491	1,361
Payables under securities lending transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(1,225)	(1,164)
Payables under securities lending transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Payables under securities lending transactions, Net amounts	[1]	266	197
Financial liabilities, Gross amounts recognized, Total	[1]	43,552	31,201
Financial liabilities, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial liabilities, Net amounts presented on the balance sheet, Total	[1],[2]	43,552	31,201
Financial liabilities, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[4],[5]	(36,536)	(27,246)
Financial liabilities, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[4]	(1,924)	(1,329)
Financial liabilities, Net amounts, Total	[1]	¥ 5,092	¥ 2,626

[1]	Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter (“OTC”) and OTC-cleared derivatives that are subject to enforceable master netting arrangements or similar agreements.
[2]	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
[3]	The amounts of derivative assets and liabilities subject to enforceable master netting arrangements or similar agreements were ¥9,326 billion and ¥9,235 billion, respectively, at March 31, 2022, and ¥17,032 billion and ¥17,317 billion, respectively, at September 30, 2022.
[4]	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
[5]	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.
[6]	The amounts of Receivables under resale agreements and Payables under repurchase agreements subject to enforceable industry standard master repurchase agreements with netting terms were ¥11,537 billion and ¥19,505 billion, respectively, at March 31, 2022, and ¥13,470 billion and ¥22,882 billion, respectively, at September 30, 2022.
[7]	The amounts of Receivables under securities borrowing transactions and Payables under securities lending transactions subject to enforceable industry standard master lending agreements with netting terms were ¥2,339 billion and ¥1,172 billion, respectively, at March 31, 2022, and ¥2,355 billion and ¥1,229 billion, respectively, at September 30, 2022.